FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Company's liabilities measured at fair value) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Beginning balance	$ 49,124	$ 13,645
Accretion of contingent liability related to acquisition		311
Accretion and interest of payment obligation related to acquisition	1,303
Change in fair value of contingent consideration related to acquisition		(6,564)
Settlements	(7,537)	(2,500)
Change to payment obligation as a result of working capital adjustment	309
Amendment to the merger agreement	(35,546)
Fair value of payment obligation in connection with Undertone acquisition		44,023
Reclassification to accrued expenses		(189)
Changes in fair value recognized in earnings with respect to the employees of Grow Mobile		398
Ending balance	$ 7,653	$ 49,124